CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,120,226	$ 2,757,040
Other receivables	104,204	228,764
Prepaid expenses and deposits	150,325	155,413
Short-term investments	3,485,424	756,100
Finance receivables, net	6,983,513	7,187,988
Current assets	13,843,692	11,085,305
Non-current assets
Equipment, net	64,909	87,583
Long-term investments	5,926	6,049
Right-of-use asset, net	72,374	32,838
Finance receivables, net	0	907,366
Intangible assets, net	5,039,901	5,355,687
Total assets	19,026,802	17,474,828
Current liabilities
Trade and other payables	3,307,936	4,195,029
Lease obligations	72,475	38,650
Warrants liability	75	31,338
Notes payable	300,549	300,549
Total liabilities	3,681,035	4,565,566
SHAREHOLDERS' EQUITY
Warrants	1,997,759	2,723,356
Contributed surplus	31,128,922	30,225,741
Foreign exchange translation reserve	833,061	417,341
Accumulated deficit	(166,750,621)	(157,908,160)
Equity attributable to shareholders of the Company	16,290,058	13,236,763
Non-controlling interests	(944,291)	(327,501)
Shareholders equity	15,345,767	12,909,262
Total liabilities and shareholders' equity	19,026,802	17,474,828
Class B Common Shares [Member]
SHAREHOLDERS' EQUITY
Share capital	148,929,236	137,626,863
Shareholders equity	148,929,236	137,626,863
Class A Common Shares [Member]
SHAREHOLDERS' EQUITY
Share capital	151,701	151,622
Shareholders equity	$ 151,701	$ 151,622